Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Disclosure of Table presents the group's assets that are measured at fair value

	At December 31,
(Euro thousands)	2025	2024
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,034	1,054
Level 3	593	1,656
	1,627	2,710
Liabilities
Other current liabilities
- Warrant liabilities
Level 1	177	791
Level 3	96	432
	273	1,223

Disclosure of trade receivables in financial risk management

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	6,910	10,021	385	7,082	24,398
Loss allowance (Note 21)	—	(2,186)	(243)	(6,587)	(9,016)
Total trade receivables at December 31, 2025	6,910	7,835	142	495	15,382
Trade receivables, gross	8,479	13,728	4,072	8,271	34,550
Loss allowance	—	(153)	(617)	(5,681)	(6,451)
Total trade receivables at December 31, 2024	8,479	13,575	3,455	2,590	28,099

Disclosure of maturity analysis for non-derivative financial liabilities

	As at December 31, 2025
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	33,970	11,829	—	—	45,799
Other current liabilities	12,187	91,650	—	—	103,837
Lease liabilities	—	45,852	49,222	57,500	152,574
Borrowings	—	325,067	9,618	70	334,755
	46,157	474,398	58,840	57,570	636,965

	As at December 31, 2024
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	38,845	41,579	—	—	80,424
Other current liabilities	9,358	93,231	—	—	102,589
Lease liabilities	—	53,348	55,169	76,700	185,217
Borrowings	—	158,540	14,792	10,430	183,762
	48,203	346,698	69,961	87,130	551,992

Currency risk
Financial risk management
Disclosure of Sensitivity analysis of reasonably possible change in interest rate

	At December 31, 2025		At December 31, 2024
	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	weakens by 5%	strengthens by 5%	weakens by 5%
USD	(11,721)	11,721	(12,342)	12,342
CNY	(375)	375	(438)	438
HKD	44	(44)	(31)	31
GBP	14	(14)	30	(30)
JPY	(720)	720	(1,169)	1,169
Total	(12,758)	12,758	(13,950)	13,950

Interest rate risk
Financial risk management
Disclosure of Sensitivity analysis of reasonably possible change in interest rate

	Increase/(decrease)	Increase/(decrease)
(Euro thousands)	in basis points	in loss before tax
2025	100	76
	(100)	(76)
2024	100	163
	(100)	(163)